UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Sovereign Investors Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2013

Sovereign Investors Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Common Stocks 97.1%		$553,310,615

(Cost $389,412,592)

Consumer Discretionary 9.3%		52,961,465

Hotels, Restaurants & Leisure 2.4%
Marriott International, Inc., Class A (L)	93,100	3,722,138
McDonald's Corp.	106,800	10,176,971

Multiline Retail 1.6%
Target Corp.	148,800	8,989,008

Specialty Retail 2.0%
TJX Companies, Inc.	252,600	11,412,468

Textiles, Apparel & Luxury Goods 3.3%
NIKE, Inc., Class B	206,000	11,134,300
VF Corp.	51,000	7,526,580

Consumer Staples 12.1%		68,891,124

Beverages 3.7%
Diageo PLC, ADR (L)	25,800	3,077,940
PepsiCo, Inc.	172,725	12,583,016
The Coca-Cola Company	150,500	5,604,620

Food & Staples Retailing 2.9%
CVS Caremark Corp.	165,600	8,478,720
Wal-Mart Stores, Inc.	112,400	7,862,380

Food Products 0.6%
General Mills, Inc.	76,800	3,220,992

Household Products 2.1%
The Procter & Gamble Company	156,795	11,784,712

Tobacco 2.8%
Philip Morris International, Inc.	184,650	16,278,744

Energy 11.9%		67,587,756

Energy Equipment & Services 1.7%
Schlumberger, Ltd.	125,700	9,810,885

Oil, Gas & Consumable Fuels 10.2%
Chevron Corp.	80,700	9,292,605
ConocoPhillips	120,000	6,960,000
Exxon Mobil Corp.	222,100	19,982,337
Occidental Petroleum Corp.	174,200	15,376,634
The Williams Companies, Inc.	175,900	6,165,295

Financials 13.3%		75,556,030

Capital Markets 5.1%
Invesco, Ltd.	380,005	10,355,136
T. Rowe Price Group, Inc.	149,300	10,667,485
The Goldman Sachs Group, Inc.	53,300	7,880,938

Commercial Banks 3.1%
Cullen/Frost Bankers, Inc. (L)	145,000	8,539,050
Wells Fargo & Company	256,400	8,930,412

Diversified Financial Services 1.3%
JPMorgan Chase & Company	162,191	7,631,087

1

Sovereign Investors Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 3.8%
ACE, Ltd.	139,400	$11,895,002
Aflac, Inc.	182,000	9,656,920

Health Care 14.1%		80,172,130

Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	97,500	6,614,400

Health Care Providers & Services 4.2%
AmerisourceBergen Corp.	272,800	12,376,936
UnitedHealth Group, Inc.	207,400	11,450,554

Pharmaceuticals 8.7%
Johnson & Johnson	319,800	23,639,616
Novartis AG, ADR (L)	203,558	13,805,304
Pfizer, Inc.	225,500	6,151,640
Sanofi, ADR (L)	126,000	6,133,680

Industrials 12.1%		69,282,538

Aerospace & Defense 2.1%
United Technologies Corp.	136,000	11,909,520

Electrical Equipment 1.3%
Emerson Electric Company	130,900	7,494,025

Industrial Conglomerates 3.8%
Danaher Corp.	103,700	6,214,741
General Electric Company	701,750	15,634,990

Machinery 3.6%
Caterpillar, Inc.	84,476	8,311,594
Dover Corp. (L)	78,400	5,423,712
Stanley Black & Decker, Inc.	90,000	6,914,700

Professional Services 1.3%
Robert Half International, Inc.	209,400	7,379,256

Information Technology 17.6%		100,524,522

Communications Equipment 3.0%
QUALCOMM, Inc.	259,000	17,101,770

Computers & Peripherals 4.6%
Apple, Inc.	42,125	19,179,934
EMC Corp. (I)	287,412	7,073,209

IT Services 2.7%
IBM Corp.	76,000	15,433,320

Semiconductors & Semiconductor Equipment 2.2%
Linear Technology Corp.	127,400	4,665,388
Microchip Technology, Inc. (L)	233,800	7,820,610

Software 5.1%
Microsoft Corp.	455,050	12,500,224
Oracle Corp.	471,700	16,750,067

Materials 2.3%		13,073,409

Chemicals 1.3%
Praxair, Inc.	65,800	7,262,346

2

Sovereign Investors Fund
As of 1-31-13 (Unaudited)

			Shares	Value
Materials (continued)

Metals & Mining 1.0%
Nucor Corp.			126,300	$5,811,063

Telecommunication Services 2.3%				13,279,726

Diversified Telecommunication Services 2.3%
AT&T, Inc.			381,711	13,279,726

Utilities 2.1%				11,981,915

Electric Utilities 2.1%
NextEra Energy, Inc.			166,300	11,981,915

		Yield	Shares	Value

Securities Lending Collateral 4.8%				$27,070,927

(Cost $27,060,512)

John Hancock Collateral Investment Trust (W)		0.2611%(Y)	2,704,821	27,070,927

		Maturity
	Rate (%)	date	Par value	Value

Short-Term Investments 2.8%				$15,785,000

(Cost $15,785,000)

Repurchase Agreement 2.8%				15,785,000

Repurchase Agreement with State Street Corp. dated 1-31-13 at 0.010% to be repurchased at $15,785,004 on 2-1-13, collateralized by $15,560,000 U.S. Treasury
Notes, 1.500% due 6-30-16 (valued at $16,105,145 including interest)			$15,785,000	15,785,000

Total investments (Cost $432,258,104)† 104.7%				$596,166,542

Other assets and liabilities, net (4.7%)				($26,573,049)

Total net assets 100.0%				$569,593,493

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 1-31-13. Total value of securities on loan amounted to $26,489,448.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. This investment represents securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 1-31-13.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $433,492,676. Net unrealized appreciation aggregated $162,673,866, of which $164,109,656 related to appreciated investment securities and $1,435,790 related to depreciated investment securities.

3

Sovereign Investors Fund
As of 1-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2013, all investments are categorized as Level 1 under the hierarchy described above, except short-term investments, which are Level 2.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

29Q1 1/13
3/13

John Hancock MUTUAL FUNDS

John Hancock Balanced Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2013

Balanced Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Common Stocks 66.5%		$671,428,695

(Cost $520,821,760)

Consumer Discretionary 5.2%		52,240,292

Automobiles 0.6%
Ford Motor Company	458,194	5,933,612

Hotels, Restaurants & Leisure 1.1%
Carnival Corp.	215,050	8,326,736
McDonald's Corp.	31,772	3,027,554

Internet & Catalog Retail 1.4%
Amazon.com, Inc. (I)	51,046	13,552,713

Media 0.4%
News Corp., Class B	137,994	3,896,951

Multiline Retail 0.3%
Target Corp.	56,750	3,428,268

Specialty Retail 1.1%
Lowe's Companies, Inc.	299,013	11,419,306

Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc., Class B	49,124	2,655,152

Consumer Staples 6.7%		67,721,306

Beverages 1.7%
PepsiCo, Inc.	229,172	16,695,180

Food & Staples Retailing 1.5%
CVS Caremark Corp.	301,693	15,446,682

Food Products 2.1%
Archer-Daniels-Midland Company	99,345	2,834,313
General Mills, Inc.	167,558	7,027,383
Kraft Foods Group, Inc.	162,906	7,529,515
Mondelez International, Inc., Class A	153,813	4,274,463

Household Products 1.4%
The Procter & Gamble Company	185,122	13,913,770

Energy 8.3%		84,281,241

Energy Equipment & Services 2.1%
Noble Corp.	112,405	4,552,403
Schlumberger, Ltd.	169,509	13,230,177
Weatherford International, Ltd. (I)	284,077	3,792,428

Oil, Gas & Consumable Fuels 6.2%
Brazil Ethanol, Inc. (I)(S)	111,100	1,111
ConocoPhillips	51,629	2,994,482
Crescent Point Energy Corp.	37,831	1,463,325
Denbury Resources, Inc. (I)	276,412	5,149,556
Exxon Mobil Corp.	101,785	9,157,596
Kinder Morgan, Inc.	120,000	4,495,200
Occidental Petroleum Corp.	93,833	8,282,639
Spectra Energy Corp.	302,326	8,398,616
Suncor Energy, Inc.	362,449	12,330,515
The Williams Companies, Inc.	297,666	10,433,193

1

Balanced Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Financials 12.7%		$128,279,246

Capital Markets 4.4%
Ares Capital Corp.	204,271	3,658,494
BlackRock, Inc.	60,248	14,235,397
Franklin Resources, Inc.	48,574	6,648,809
Hercules Technology Growth Capital, Inc.	250,000	3,057,500
Lazard, Ltd., Class A	96,462	3,342,408
Raymond James Financial, Inc.	72,688	3,244,065
The Blackstone Group LP	89,821	1,661,689
The Charles Schwab Corp.	191,870	3,171,611
The Goldman Sachs Group, Inc.	36,233	5,357,411

Commercial Banks 1.0%
HSBC Holdings PLC, ADR	59,094	3,360,085
PNC Financial Services Group, Inc.	105,176	6,499,877

Diversified Financial Services 2.7%
Citigroup, Inc.	137,025	5,776,974
JPMorgan Chase & Company	450,898	21,214,751

Insurance 3.6%
Aon PLC	45,968	2,654,192
Berkshire Hathaway, Inc., Class B (I)	96,814	9,384,181
MetLife, Inc.	519,335	19,391,969
The Progressive Corp.	226,152	5,086,158

Real Estate Investment Trusts 0.9%
Digital Realty Trust, Inc.	72,079	4,894,885
MFA Financial, Inc.	170,081	1,529,028
Spirit Realty Capital, Inc.	127,403	2,479,262

Thrifts & Mortgage Finance 0.1%
Home Loan Servicing Solutions, Ltd.	75,000	1,630,500

Health Care 8.6%		86,600,434

Biotechnology 0.9%
Amgen, Inc.	110,456	9,439,570

Health Care Equipment & Supplies 1.4%
Abbott Laboratories	178,781	6,057,100
Medtronic, Inc.	181,746	8,469,364

Health Care Providers & Services 0.7%
Express Scripts Holding Company (I)	91,127	4,868,004
McKesson Corp.	15,134	1,592,551

Pharmaceuticals 5.6%
AbbVie, Inc.	161,848	5,938,203
Eli Lilly & Company	77,105	4,139,767
Merck & Company, Inc.	179,889	7,780,199
Novartis AG, ADR	46,739	3,169,839
Pfizer, Inc.	592,339	16,159,008
Roche Holding AG	242,005	13,426,437
Sanofi, ADR	101,483	4,940,192
Zoetis, Inc. (I)	20,000	620,200

Industrials 6.1%		61,336,503

Aerospace & Defense 2.3%
Honeywell International, Inc.	96,358	6,575,470
United Technologies Corp.	196,210	17,182,110

2

Balanced Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Industrials (continued)

Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	72,913	$5,781,272

Commercial Services & Supplies 1.6%
Iron Mountain, Inc.	208,905	7,146,640
Republic Services, Inc.	274,965	8,768,634

Industrial Conglomerates 0.8%
Danaher Corp.	137,547	8,243,192

Professional Services 0.6%
Nielsen Holdings NV (I)	187,277	6,088,375

Trading Companies & Distributors 0.2%
Textainer Group Holdings, Ltd.	37,414	1,550,810

Information Technology 12.0%		121,097,641

Communications Equipment 2.5%
QUALCOMM, Inc.	378,363	24,983,309

Computers & Peripherals 3.3%
Apple, Inc.	48,892	22,261,017
EMC Corp. (I)	434,287	10,687,803

Internet Software & Services 2.0%
Google, Inc., Class A (I)	21,260	16,065,969
LinkedIn Corp., Class A (I)	37,547	4,647,943

Software 4.2%
Intuit, Inc.	137,941	8,604,760
Microsoft Corp.	950,804	26,118,586
Oracle Corp.	217,636	7,728,254

Materials 2.8%		28,477,957

Chemicals 2.5%
Air Products & Chemicals, Inc.	81,058	7,086,901
E.I. du Pont de Nemours & Company	208,660	9,900,917
Ecolab, Inc.	76,069	5,507,396
LyondellBasell Industries NV, Class A	51,813	3,285,980

Metals & Mining 0.3%
Avalon Rare Metals, Inc. (I)	451,700	561,568
Freeport-McMoRan Copper & Gold, Inc.	60,573	2,135,195

Telecommunication Services 1.6%		15,994,848

Diversified Telecommunication Services 1.2%
CenturyLink, Inc.	308,048	12,460,542

Wireless Telecommunication Services 0.4%
Vodafone Group PLC, ADR	129,367	3,534,306

Utilities 2.5%		25,399,227

Electric Utilities 2.2%
Exelon Corp.	230,064	7,233,212
PPL Corp.	488,849	14,807,236

Multi-Utilities 0.3%
TECO Energy, Inc.	189,014	3,358,779

3

Balanced Fund
As of 1-31-13 (Unaudited)

			Shares	Value

Preferred Securities 2.1%				$21,265,571

(Cost $20,437,738)

Energy 0.1%				1,092,471

Oil, Gas & Consumable Fuels 0.1%
Apache Corp., Series D, 6.000% (L)			23,082	1,092,471

Financials 1.2%				11,997,711

Capital Markets 0.3%
Hercules Technology Growth Capital Inc.			59,525	1,523,840
The Charles Schwab Corp.			45,277	1,198,029

Commercial Banks 0.9%
PNC Financial Services Group, Inc.			350,000	8,802,500
Regions Financial Corp.			19,025	473,342

Industrials 0.8%				8,008,099

Aerospace & Defense 0.8%
United Technologies Corp.			140,641	8,008,099

Utilities 0.0%				167,290

Electric Utilities 0.0%
Duke Energy Corp.			6,705	167,290

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government & Agency Obligations 7.5%				$75,918,879

(Cost $74,844,363)

U.S. Government 1.2%				11,871,313

U.S. Treasury Bond	2.750	08/15/42	6,860,000	6,321,915
U.S. Treasury Note	1.625	11/15/22	4,296,000	4,159,735
U.S. Treasury Strips, PO	6.008	11/15/30	2,390,000	1,389,663

U.S. Government Agency 6.3%				64,047,566

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	04/01/41	4,003,126	4,330,917
30 Yr Pass Thru	6.500	06/01/37	130,623	144,480
30 Yr Pass Thru	6.500	11/01/37	649,819	718,350
Federal National Mortgage Association
15 Yr Pass Thru	6.500	08/01/16	6,443	6,875
30 Yr Pass Thru (C)	3.000	TBA	3,350,000	3,459,834
30 Yr Pass Thru	3.000	09/01/42	1,407,000	1,454,064
30 Yr Pass Thru	3.500	06/01/42	12,530,788	13,286,061
30 Yr Pass Thru	4.000	01/01/42	9,037,011	9,689,725
30 Yr Pass Thru	4.500	07/01/41	8,409,088	9,157,965
30 Yr Pass Thru	5.000	03/01/41	4,756,069	5,379,043
30 Yr Pass Thru	5.000	04/01/41	7,493,616	8,423,650
30 Yr Pass Thru	5.500	11/01/39	2,505,913	2,717,301
30 Yr Pass Thru	6.000	05/01/37	436,288	478,224
30 Yr Pass Thru	6.000	07/01/38	2,710,465	2,982,008
30 Yr Pass Thru	6.500	01/01/39	1,269,618	1,408,573

4

Balanced Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

30 Yr Pass Thru	6.500	03/01/39	290,321	$322,368
30 Yr Pass Thru	7.000	06/01/31	4,191	4,842
30 Yr Pass Thru	7.000	06/01/32	2,449	2,826
30 Yr Pass Thru	7.500	04/01/31	5,297	6,200
30 Yr Pass Thru	8.000	01/01/31	4,701	5,572
Government National Mortgage Association
30 Yr Pass Thru	6.500	04/15/29	59,376	67,294
30 Yr Pass Thru	9.000	04/15/21	1,218	1,394

Corporate Bonds 14.1%				$142,400,154

(Cost $132,412,048)

Consumer Discretionary 1.9%				18,861,471

Auto Components 0.3%
Allison Transmission, Inc. (S)	7.125	05/15/19	1,000,000	1,085,000
Visteon Corp.	6.750	04/15/19	1,381,000	1,477,670

Automobiles 0.5%
Ford Motor Company	4.750	01/15/43	950,000	892,262
Ford Motor Credit Company LLC	5.000	05/15/18	1,950,000	2,137,873
Hyundai Capital Services, Inc. (S)	4.375	07/27/16	1,560,000	1,675,488

Hotels, Restaurants & Leisure 0.1%
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)	10.500	07/01/19	300,000	332,250
MGM Resorts International (S)	6.750	10/01/20	360,000	378,000
MGM Resorts International	8.625	02/01/19	460,000	524,400
Wok Acquisition Corp. (S)	10.250	06/30/20	230,000	246,388

Household Durables 0.1%
Corporacion GEO SAB de CV (S)	8.875	03/27/22	500,000	511,750

Internet & Catalog Retail 0.0%
Amazon.com, Inc.	2.500	11/29/22	485,000	465,582

Media 0.8%
CBS Corp.	7.875	07/30/30	1,770,000	2,388,753
Time Warner Cable, Inc.	6.750	07/01/18	4,000,000	4,954,680
WMG Acquisition Corp. (S)	6.000	01/15/21	320,000	340,000

Specialty Retail 0.1%
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10/15/19	500,000	510,000
Limited Brands, Inc.	6.625	04/01/21	650,000	739,375
Toys R Us, Inc.	10.375	08/15/17	200,000	202,000

Consumer Staples 0.4%				4,231,706

Beverages 0.0%
Ajecorp BV (S)	6.500	05/14/22	350,000	385,000

Food & Staples Retailing 0.1%
Safeway, Inc.	7.250	02/01/31	400,000	424,526
Tops Holding Corp. (S)	8.875	12/15/17	160,000	172,000

Food Products 0.1%
Conagra Foods, Inc.	3.200	01/25/23	400,000	400,572
Simmons Foods, Inc. (S)	10.500	11/01/17	520,000	501,800

Household Products 0.1%
Harbinger Group, Inc. (S)	7.875	07/15/19	510,000	524,025

5

Balanced Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Consumer Staples (continued)

Reynolds Group Issuer, Inc.	9.000	04/15/19	500,000	$527,500
Yankee Candle Company, Inc.	8.500	02/15/15	31,000	31,078
YCC Holdings LLC, PIK	10.250	02/15/16	465,000	478,955

Tobacco 0.1%
Alliance One International, Inc.	10.000	07/15/16	740,000	786,250

Energy 0.7%				7,200,197

Energy Equipment & Services 0.1%
Rowan Companies, Inc.	4.875	06/01/22	445,000	482,019
Weatherford International, Inc.	6.800	06/15/37	200,000	218,158

Oil, Gas & Consumable Fuels 0.6%
Afren PLC (S)	11.500	02/01/16	300,000	349,500
Arch Coal, Inc.	7.250	06/15/21	525,000	469,875
BreitBurn Energy Partners LP (S)	7.875	04/15/22	250,000	264,375
EP Energy LLC	7.750	09/01/22	300,000	322,500
EV Energy Partners LP	8.000	04/15/19	425,000	453,688
Halcon Resources Corp. (S)	8.875	05/15/21	130,000	138,775
Kerr-McGee Corp.	6.950	07/01/24	2,000,000	2,456,860
Linn Energy LLC (S)	6.250	11/01/19	600,000	598,500
Petroleos de Venezuela SA	5.375	04/12/27	650,000	468,000
Rex Energy Corp. (S)	8.875	12/01/20	200,000	201,500
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	325,000	346,447
WPX Energy, Inc.	6.000	01/15/22	400,000	430,000

Financials 6.1%				61,888,010

Capital Markets 0.9%
E*TRADE Financial Corp.	6.000	11/15/17	2,300,000	2,374,750
Jefferies Group, Inc.	5.125	01/20/23	150,000	153,881
Jefferies Group, Inc.	6.875	04/15/21	150,000	171,000
Macquarie Bank, Ltd. (S)	6.625	04/07/21	1,360,000	1,508,855
Macquarie Group, Ltd. (S)	6.000	01/14/20	3,000,000	3,263,229
The Goldman Sachs Group, Inc.	6.750	10/01/37	1,170,000	1,321,389

Commercial Banks 0.8%
Abbey National Treasury Services PLC	4.000	04/27/16	1,945,000	2,068,850
Barclays Bank PLC (S)	6.050	12/04/17	1,365,000	1,524,104
First Horizon National Corp.	5.375	12/15/15	595,000	650,765
HBOS PLC (S)	6.000	11/01/33	800,000	756,000
ICICI Bank, Ltd. (S)	4.700	02/21/18	600,000	629,877
Royal Bank of Scotland Group PLC	2.550	09/18/15	460,000	474,300
Royal Bank of Scotland Group PLC	6.125	12/15/22	525,000	540,672
Sberbank of Russia (S)	6.125	02/07/22	400,000	456,516
Swedbank AB (S)	2.125	09/29/17	630,000	641,038
VTB Bank OJSC (9.500% to 12/06/2022, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	200,000	215,500
Wells Fargo & Company, Series K (7.980% to 03/15/2018,
then 3 month LIBOR + 3.770%) (Q)	7.980	03/15/18	700,000	805,000

Consumer Finance 0.2%
Discover Bank	7.000	04/15/20	2,000,000	2,458,396

Diversified Financial Services 1.7%
Bank of America Corp.	3.300	01/11/23	300,000	295,915
Bank of Ceylon (S)	6.875	05/03/17	300,000	319,500

6

Balanced Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

Citigroup, Inc. (5.950% to 01/30/2023, then 3 month LIBOR +
4.069%) (Q)	5.950	01/30/23	7,000,000	$7,070,000
International Lease Finance Corp. (S)	7.125	09/01/18	1,455,000	1,702,350
iPayment, Inc.	10.250	05/15/18	450,000	407,250
Legend Acquisition Sub, Inc. (S)	10.750	08/15/20	335,000	294,800
Merrill Lynch & Company, Inc.	7.750	05/14/38	1,000,000	1,338,915
Moody's Corp.	4.500	09/01/22	370,000	386,243
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	2,224,000	2,980,160
SPL Logistics Escrow LLC (S)	8.875	08/01/20	264,000	282,480
The Bear Stearns Companies LLC	7.250	02/01/18	1,000,000	1,242,127
UBS AG	7.625	08/17/22	615,000	675,818

Insurance 1.1%
Aflac, Inc.	8.500	05/15/19	1,500,000	2,033,229
Aon PLC (S)	4.250	12/12/42	1,800,000	1,709,392
CNA Financial Corp.	5.875	08/15/20	1,325,000	1,538,028
CNO Financial Group, Inc. (S)	6.375	10/01/20	130,000	137,800
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67	1,000,000	922,500
Hartford Financial Services Group, Inc.	5.500	03/30/20	300,000	343,108
Liberty Mutual Group, Inc. (S)	5.000	06/01/21	500,000	543,071
Liberty Mutual Group, Inc. (S)	6.500	05/01/42	360,000	402,939
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	650,000	651,625
MetLife, Inc.	6.400	12/15/36	430,000	465,748
Nippon Life Insurance Company (P)(S)	5.000	10/18/42	400,000	408,019
Onex USI Aquisition Corp. (S)	7.750	01/15/21	490,000	480,200
Pacific LifeCorp. (S)	6.000	02/10/20	260,000	296,938
Prudential Financial, Inc. (5.875% to 09/15/2022, then 3
month LIBOR + 4.175%)	5.875	09/15/42	600,000	629,250
White Mountains Re Group, Ltd. (7.506% to 06/30/2017, then
3 month LIBOR + 3.200%) (Q)(S)	7.506	06/30/17	500,000	530,105
WR Berkley Corp.	5.375	09/15/20	300,000	337,651

Real Estate Investment Trusts 1.3%
CubeSmart LP	4.800	07/15/22	995,000	1,085,092
DDR Corp.	4.625	07/15/22	180,000	193,854
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	1,230,000	1,394,342
Health Care REIT, Inc.	6.125	04/15/20	2,000,000	2,333,590
Highwoods Realty LP	5.850	03/15/17	925,000	1,040,276
Ventas Realty LP	4.000	04/30/19	1,200,000	1,288,368
Ventas Realty LP	4.750	06/01/21	1,920,000	2,106,879
Vornado Realty LP	4.250	04/01/15	885,000	936,262
Weyerhaeuser Company	7.375	03/15/32	2,000,000	2,437,214

Thrifts & Mortgage Finance 0.1%
Nationstar Mortgage LLC (S)	7.875	10/01/20	225,000	245,250
Nationstar Mortgage LLC (S)	9.625	05/01/19	340,000	387,600

Health Care 0.4%				3,864,505

Health Care Equipment & Supplies 0.1%
Alere, Inc.	8.625	10/01/18	280,000	290,500
Alere, Inc. (S)	7.250	07/01/18	450,000	468,000

Health Care Providers & Services 0.1%
Catalent Pharma Solutions, Inc. (S)	7.875	10/15/18	200,000	202,000

7

Balanced Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Health Care (continued)

National Mentor Holdings, Inc. (S)	12.500	02/15/18	600,000	$633,000

Pharmaceuticals 0.2%
AbbVie, Inc. (S)	2.900	11/06/22	615,000	608,123
Endo Health Solutions, Inc.	7.250	01/15/22	425,000	465,375
Mylan, Inc. (S)	7.875	07/15/20	770,000	899,610
Zoetis, Inc. (S)	3.250	02/01/23	300,000	297,897

Industrials 1.5%				15,232,932

Aerospace & Defense 0.3%
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	445,000	488,388
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	2,680,000	2,412,000

Airlines 0.4%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	939,484	984,109
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	1,419,390	1,605,756
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19	1,029,640	1,135,178
US Airways 2012-2 Class A Pass Through Trust	4.625	06/03/25	600,000	619,500

Building Products 0.3%
Owens Corning	4.200	12/15/22	340,000	344,997
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	2,000,000	2,370,000

Commercial Services & Supplies 0.1%
Casella Waste Systems, Inc.	7.750	02/15/19	490,000	472,850
Iron Mountain, Inc.	5.750	08/15/24	300,000	302,625

Construction & Engineering 0.0%
Aeropuertos Dominicanos Siglo XXI SA (S)	9.250	11/13/19	290,000	308,850

Electrical Equipment 0.1%
Coleman Cable, Inc.	9.000	02/15/18	500,000	542,500

Industrial Conglomerates 0.2%
Odebrecht Finance, Ltd. (S)	6.000	04/05/23	1,474,000	1,687,730
Odebrecht Finance, Ltd. (S)	7.125	06/26/42	650,000	752,375

Professional Services 0.0%
Dun & Bradstreet Corp.	3.250	12/01/17	255,000	261,749

Road & Rail 0.0%
The Kenan Advantage Group, Inc. (S)	8.375	12/15/18	400,000	412,000

Trading Companies & Distributors 0.1%
Aircastle, Ltd.	6.250	12/01/19	240,000	259,200
H&E Equipment Services, Inc. (S)	7.000	09/01/22	250,000	273,125

Information Technology 0.1%				801,309

Communications Equipment 0.0%
Global Generations Merger Sub, Inc. (S)	11.000	12/15/20	265,000	278,913

IT Services 0.1%
Computer Sciences Corp.	4.450	09/15/22	315,000	326,896

Software 0.0%
Aspect Software, Inc.	10.625	05/15/17	200,000	195,500

8

Balanced Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Materials 1.0%				$10,369,422

Chemicals 0.3%
Braskem Finance, Ltd. (S)	7.000	05/07/20	2,065,000	2,312,800
CF Industries, Inc.	7.125	05/01/20	600,000	751,366
Rain CII Carbon LLC (S)	8.250	01/15/21	170,000	178,500

Construction Materials 0.1%
American Gilsonite Company (S)	11.500	09/01/17	600,000	633,000
Magnesita Finance, Ltd. (Q)(S)	8.625	04/29/49	500,000	532,505

Containers & Packaging 0.1%
Consolidated Container Company LLC (S)	10.125	07/15/20	400,000	432,000
Rock-Tenn Company (S)	4.000	03/01/23	700,000	698,088

Metals & Mining 0.4%
ArcelorMittal	10.350	06/01/19	2,000,000	2,511,684
Commercial Metals Company	7.350	08/15/18	500,000	551,250
Metinvest BV (S)	8.750	02/14/18	500,000	507,275
Walter Energy, Inc. (S)	9.875	12/15/20	250,000	275,625

Paper & Forest Products 0.1%
Westvaco Corp.	7.950	02/15/31	780,000	985,329

Telecommunication Services 1.4%				14,016,851

Diversified Telecommunication Services 1.2%
CenturyLink, Inc.	6.450	06/15/21	400,000	436,838
CenturyLink, Inc.	7.600	09/15/39	665,000	679,512
Cincinnati Bell, Inc.	8.750	03/15/18	400,000	422,500
Crown Castle Towers LLC (S)	6.113	01/15/20	2,125,000	2,571,365
GTP Acquisition Partners I LLC (S)	4.347	06/15/16	2,505,000	2,643,572
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	1,475,000	1,550,747
Telecom Italia Capital SA	6.999	06/04/18	400,000	466,841
Telecom Italia Capital SA	7.200	07/18/36	1,875,000	1,994,228
Telecom Italia Capital SA	7.721	06/04/38	1,175,000	1,318,604

Wireless Telecommunication Services 0.2%
Clearwire Communications LLC (S)	12.000	12/01/15	1,140,000	1,235,475
Digicel Group, Ltd. (S)	8.250	09/30/20	300,000	334,500
Verizon New York, Inc.	7.000	12/01/33	350,000	362,669

Utilities 0.6%				5,933,751

Electric Utilities 0.2%
Beaver Valley II Funding	9.000	06/01/17	325,000	329,729
Electricite de France SA (Q)(S)	5.250	12/29/49	260,000	253,991
Ipalco Enterprises, Inc.	5.000	05/01/18	650,000	692,250
Israel Electric Corp., Ltd. (S)	7.250	01/15/19	500,000	562,528

Independent Power Producers & Energy Traders 0.2%
Allegheny Energy Supply Company LLC (S)	5.750	10/15/19	1,000,000	1,122,975
Exelon Generation Company LLC	6.250	10/01/39	250,000	286,028
NRG Energy, Inc.	7.625	01/15/18	500,000	561,250

Multi-Utilities 0.2%
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	2,000,000	2,125,000

9

Balanced Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Capital Preferred Securities 0.2%				$2,436,950

(Cost $2,398,630)

Financials 0.2%				2,436,950

Commercial Banks 0.2%
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	2,440,000	2,436,950

Municipal Bonds 0.1%				$599,221

(Cost $547,969)

State of Illinois	5.100	06/01/33	610,000	599,221

Collateralized Mortgage Obligations 5.8%				$58,771,070

(Cost $61,094,191)

Commercial & Residential 3.4%				33,956,765

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	2.050	12/25/46	17,358,528	1,495,779
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.767	05/10/45	705,000	790,872
Series 2006-4, Class AM	5.675	07/10/46	1,735,000	1,961,369
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.250	10/25/34	621,208	646,055
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.800	12/10/49	1,000,000	1,175,530
Series 2012-CR2, Class XA IO	1.970	08/15/45	4,452,608	571,978
Series 2012-CR5, Class XA IO	1.952	12/10/45	5,483,632	674,728
Series 2012-LC4, Class C (P)	5.649	12/10/44	895,000	1,024,850
Extended Stay America Trust (P)(S)	3.348	12/05/31	400,000	410,000
GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.566	08/19/34	756,369	733,075
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.867	07/10/38	2,450,000	2,749,294
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.614	09/25/35	991,327	974,839
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	5.872	04/15/45	2,000,000	2,268,956
Series 2007-CB18, Class A4	5.440	06/12/47	2,000,000	2,284,190
Series 2007-LD12, Class AM (P)	6.002	02/15/51	1,080,000	1,210,587
Series 2007-LDPX Class AM (P)	5.464	01/15/49	1,225,000	1,327,392
Series 2012-HSBC Class XA IO (S)	1.431	07/05/32	12,780,000	1,474,863
Series 2012-PHH, Class D (P) (S)	3.473	10/15/25	285,000	288,993
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	1,400,000	1,576,597
Series 2007-C2, Class A3	5.430	02/15/40	2,195,000	2,487,620
Morgan Stanley Bank of America Merrill Lynch Trust (P)	4.190	02/15/46	810,000	828,676
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AM	5.360	11/12/41	1,000,000	1,091,708
Series 2006-HQ8, Class AM (P)	5.469	03/12/44	1,475,000	1,636,108
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	1,250,000	1,252,660
Springleaf Mortgage Loan Trust
Series 2012-2A, Class A (P) (S)	2.220	10/25/57	576,355	589,841
Series 2012-3A, Class M1 (P) (S)	2.660	12/25/59	335,000	336,361

10

Balanced Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.822	05/10/63	3,560,887	$375,738
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04/15/47	365,000	395,363
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1	2.613	04/25/35	390,197	383,011
WF-RBS Commercial Mortgage Trust
Series 2012-C9 XA IO (S)	2.286	11/15/45	6,537,769	939,732

U.S. Government Agency 2.4%				24,814,305

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11/15/32	5,788,969	1,209,871
Series 3794, Class PI IO	4.500	02/15/38	4,182,687	437,051
Series 4068, Class AP	3.500	06/15/40	4,611,942	4,871,526
Series K017, Class X1 IO	1.455	12/25/21	10,049,753	993,488
Series K022, Class X1 IO	1.309	07/25/22	7,150,000	682,339
Series K708, Class X1 IO	1.512	01/25/19	20,571,631	1,601,584
Series K709, Class X1 IO	1.546	03/25/19	12,101,631	970,926
Series K710, Class X1 IO	1.784	05/25/19	3,493,833	329,657
Series K711, Class X1 IO	1.711	07/25/19	8,495,709	781,546
Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05/25/39	5,157,658	600,857
Series 2011-146, Class MA	3.500	08/25/41	1,295,849	1,385,995
Series 2012-118, Class IB IO	3.500	11/25/42	2,058,828	538,056
Series 2012-137, Class WI IO	3.500	12/25/32	2,345,285	485,749
Series 2012-67, Class KG	3.500	02/25/41	1,408,297	1,526,935
Series 2012-98, Class JP	3.500	03/25/42	4,267,261	4,520,681
Series 398, Class C3 IO	4.500	05/25/39	2,024,186	208,844
Series 402, Class 4 IO	4.000	10/25/39	5,708,596	573,132
Series 407, Class 15 IO	5.000	01/25/40	5,048,689	731,139
Series 407, Class 16 IO	5.000	01/25/40	1,052,841	122,882
Series 407, Class 17 IO	5.000	01/25/40	1,008,684	141,877
Series 407, Class 21 IO	5.000	01/25/39	3,555,508	353,769
Series 407, Class 7 IO	5.000	03/25/41	4,193,592	768,819
Series 407, Class 8 IO	5.000	03/25/41	2,058,088	304,014
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	4,801,840	311,204
Series 2012-114, Class IO	1.026	01/16/53	3,678,227	362,364

Asset Backed Securities 3.5%				$35,070,317

(Cost $32,758,060)

Asset Backed Securities 3.5%				35,070,317

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.334	10/25/36	180,041	86,641
Series 2006-ASP5, Class A2C (P)	0.384	10/25/36	355,456	172,358
Series 2006-ASP5, Class A2D (P)	0.464	10/25/36	679,274	333,294
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (P)	0.654	10/25/35	1,060,000	901,538
Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.674	05/25/35	565,000	512,124
Argent Securities, Inc.
Series 2004-W6, Class M1 (P)	0.754	05/25/34	414,164	404,799
Series 2006-M2, Class A2C (P)	0.354	09/25/36	2,312,644	888,231
Seriese 2003-W10, Class M1 (P)	1.284	01/25/34	306,633	298,226

11

Balanced Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Asset Backed Securities (continued)

Asset Backed Funding Certificates
Series 2005-AQ1, Class A4	5.010	06/25/35	369,508	$374,168
Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.404	01/25/36	2,141,770	2,029,520
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.444	07/25/36	1,142,465	998,154
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.654	05/25/35	1,838,481	1,782,519
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6	6.265	06/25/37	1,221,969	1,210,332
Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B (P)	5.113	02/25/35	807,574	824,881
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	1,152,450	1,300,760
Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.664	11/25/35	805,000	735,038
Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.969	06/25/35	1,625,000	1,542,461
GSAA Trust
Series 2005-10, Class M3 (P)	0.754	06/25/35	740,000	688,731
Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.684	11/25/35	1,840,000	1,795,971
Series 2005-6, Class M1 (P)	0.674	12/25/35	400,000	392,169
Leaf Receivables Funding 6 LLC
Series 2011-1, Class A (S)	1.700	12/20/18	341,331	339,351
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.954	09/25/35	1,272,431	1,191,046
Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.354	06/25/36	609,830	423,548
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.654	03/25/35	1,870,000	1,813,543
Series 2005-3, Class M1 (P)	0.684	07/25/35	1,390,000	1,365,664
NovaStar Home Equity Loan
Series 2004-4, Class M3 (P)	1.284	03/25/35	3,200,000	3,116,259
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.834	02/25/35	3,995,941	3,939,219
Series 2005-WCH1, Class M2 (P)	0.724	01/25/36	854,304	838,024
RAMP Trust
Series 2005-RS3, Class M1 (P)	0.624	03/25/35	1,550,000	1,456,366
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	445,900	499,592
Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000	01/20/25	773,942	780,230
Series 2012-3A, Class A (S)	2.500	03/20/25	1,570,623	1,573,567
Series 2012-3A, Class B (S)	4.500	03/20/25	460,841	461,993

		Yield (%)	Shares	Value

Securities Lending Collateral 0.0%				$137,071

(Cost $136,963)

John Hancock Collateral Investment Trust (W)		0.2611( Y)	13,696	137,071

12

Balanced Fund
As of 1-31-13 (Unaudited)

	Par value	Value

Short-Term Investments 0.3%		$3,096,000

(Cost $3,096,000)

Repurchase Agreement 0.3%		3,096,000

Repurchase Agreement with State Street Corp. dated 1-31-13 at
0.010% to be repurchased at $3,906,001 on 2-1-13, collateralized by $3,055,000 U.S. Treasury Note, 1.500% due 6-30-16 (valued at
$3,162,032, including interest)	3,096,000	3,096,000

Total investments (Cost $848,547,722)† 100.1%		$1,011,123,928

Other assets and liabilities, net (0.1%)		($1,422,328)

Total net assets 100.0%	$1,009,701,600

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

PIK Paid In Kind

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

LIBOR London Interbank Offered Rate

TBA To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.

(C) Security purchased on a when-issued or delayed delivery.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 1-31-13. Total value of securities on loan amounted to $128,601.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 1-31-13.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $861,581,547. Net unrealized appreciation aggregated $149,542,381 of which $160,980,502 related to appreciated investment securities and $11,438,121 related to depreciated investment securities.

13

Balanced Fund
As of 1-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

14

Balanced Fund
As of 1-31-13 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01/31/13	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$52,240,292	$52,240,292	—	—
Consumer Staples	67,721,306	67,721,306	—	—
Energy	84,281,241	84,280,130	—	$1,111
Financials	128,279,246	128,279,246	—	—
Health Care	86,600,434	86,600,434	—	—
Industrials	61,336,503	61,336,503	—	—
Information Technology	121,097,641	121,097,641	—	—
Materials	28,477,957	28,477,957	—	—
Telecommunication Services	15,994,848	15,994,848	—	—
Utilities	25,399,227	25,399,227	—	—
Preferred Securities	21,265,571	21,265,571	—	—
U.S. Government & Agency Obligations	75,918,879	—	75,918,879	—
Corporate Bonds	142,400,154	—	142,400,154
Which Capital Preferred Securities	2,436,950	—	2,436,950	—
Municipal Bonds	599,221	—	599,221	—
Collateralized Mortgage Obligations	58,771,070	—	58,771,070	—
Asset Backed Securities	35,070,317	—	35,070,317	—
Securities Lending Collateral	137,071	137,071	—	—
Short-Term Investments	3,096,000	—	3,096,000	—

Total Investments in Securities	$1,011,123,928	$692,830,226	$318,292,591	$1,111

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report

15

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Balanced Fund.

36Q1 1/13
3/13

John Hancock

MUTUAL FUNDS

John Hancock Large Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2013

Large Cap Equity Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Common Stocks 99.8%		$1,586,762,294

(Cost $1,409,775,950)

Consumer Discretionary 14.3%		227,986,442

Household Durables 1.4%
Lennar Corp., Class A	535,320	22,237,193

Internet & Catalog Retail 5.3%
Amazon.com, Inc. (I)	295,625	78,488,438
Blue Nile, Inc. (I)	196,535	6,581,957

Media 3.0%
Omnicom Group, Inc.	572,681	31,085,125
The Walt Disney Company	311,288	16,772,197

Specialty Retail 4.6%
Lowe's Companies, Inc.	1,906,822	72,821,532

Consumer Staples 6.8%		108,123,246

Beverages 5.8%
Diageo PLC, ADR	270,876	32,315,507
PepsiCo, Inc.	530,595	38,653,846
SABMiller PLC	425,716	21,252,033

Tobacco 1.0%
Philip Morris International, Inc.	180,375	15,901,860

Energy 13.1%		207,437,456

Energy Equipment & Services 4.5%
National Oilwell Varco, Inc.	343,512	25,467,980
Schlumberger, Ltd.	592,485	46,243,454

Oil, Gas & Consumable Fuels 8.6%
Apache Corp.	594,974	49,835,022
Brazil Ethanol, Inc. (I)(S)	500,000	5,000
Chevron Corp.	141,363	16,277,949
Exxon Mobil Corp.	178,925	16,097,882
Occidental Petroleum Corp.	428,229	37,799,774
Ultra Petroleum Corp. (I)	862,261	15,710,395

Financials 24.0%		380,616,481

Capital Markets 10.3%
Morgan Stanley	1,817,180	41,522,563
State Street Corp.	588,444	32,746,909
T. Rowe Price Group, Inc.	446,949	31,934,505
The Goldman Sachs Group, Inc.	386,064	57,083,423

Commercial Banks 1.5%
Wells Fargo & Company	682,714	23,778,929

Consumer Finance 1.1%
American Express Company	298,318	17,544,082

Diversified Financial Services 9.2%
Bank of America Corp.	5,629,416	63,724,989
JPMorgan Chase & Company	1,755,649	82,603,285

Insurance 1.9%
Prudential Financial, Inc.	512,747	29,677,796

1

Large Cap Equity Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Health Care 8.8%		$140,339,368

Biotechnology 0.9%
Amgen, Inc.	172,486	14,740,654

Health Care Equipment & Supplies 1.8%
Medtronic, Inc.	606,804	28,277,066

Health Care Providers & Services 0.3%
Amsurg Corp. (I)	138,023	4,307,698

Pharmaceuticals 5.8%
Merck & Company, Inc.	819,764	35,454,793
Novartis AG, ADR	612,094	41,512,215
Pfizer, Inc.	588,231	16,046,942

Industrials 6.3%		100,454,704

Aerospace & Defense 1.4%
L-3 Communications Holdings, Inc.	300,643	22,824,817

Air Freight & Logistics 2.0%
United Parcel Service, Inc., Class B	397,943	31,552,900

Industrial Conglomerates 2.1%
General Electric Company	1,511,917	33,685,511

Professional Services 0.8%
Robert Half International, Inc.	351,631	12,391,476

Information Technology 25.8%		410,217,149

Communications Equipment 8.2%
Cisco Systems, Inc.	2,412,211	49,619,180
QUALCOMM, Inc.	1,222,802	80,741,616

Computers & Peripherals 6.6%
Apple, Inc.	160,199	72,940,207
EMC Corp. (I)	1,307,062	32,166,796

Internet Software & Services 3.3%
Google, Inc., Class A (I)	68,751	51,954,443

IT Services 1.2%
Broadridge Financial Solutions, Inc.	809,694	19,084,488

Semiconductors & Semiconductor Equipment 2.9%
Intel Corp.	2,193,409	46,149,325

Software 3.6%
FactSet Research Systems, Inc.	362,355	33,525,085
Oracle Corp.	676,880	24,036,009

Materials 0.7%		11,587,448

Chemicals 0.7%
Air Products & Chemicals, Inc.	132,534	11,587,448

2

Large Cap Equity Fund
As of 1-31-13 (Unaudited)

	Shares	Value
Short-Term Investments 0.3%		$3,745,000

(Cost $3,745,000)

Repurchase Agreement 0.3%		3,745,000

Repurchase Agreement with State Street Corp. dated 1-31-13 at 0.010% to be repurchased at $3,745,001 on 2-1-13, collateralized by $3,695,000 U.S. Treasury
Notes, 1.500% due 6-30-16 (valued at $3,824,454, including interest)	3,745,000	3,745,000

Total investments (Cost $1,413,520,950)† 100.1%		$1,590,507,294

Other assets and liabilities, net (0.1%)		($849,828)

Total net assets 100.0%	$1,589,657,466

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,417,335,012. Net unrealized appreciation aggregated $173,172,282, of which $219,906,906 related to appreciated investment securities and $46,734,624 related to depreciated investment securities.

3

Large Cap Equity Fund
As of 1-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price.Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01/31/13	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$227,986,442	$227,986,442	—	—
Consumer Staples	108,123,246	86,871,213	$21,252,033	—
Energy	207,437,456	207,432,456	—	$5,000
Financials	380,616,481	380,616,481	—	—
Health Care	140,339,368	140,339,368	—	—
Industrials	100,454,704	100,454,704	—	—
Information Technology	410,217,149	410,217,149	—	—
Materials	11,587,448	11,587,448	—	—
Short-Term Investments	3,745,000	—	3,745,000	—

Total Investments in Securities	$1,590,507,294	$1,565,505,261	$24,997,033	$5,000

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

50Q1 1/13
3/13

John Hancock
MUTUAL FUNDS

John Hancock Small Cap Intrinsic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2013

Small Cap Intrinsic Value Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Common Stocks 93.3%		$271,964,289

(Cost $260,444,025)

Consumer Discretionary 18.5%		54,015,775

Auto Components 0.0%
Azure Dynamics Corp. (I)	362,500	7,251

Hotels, Restaurants & Leisure 3.4%
Dunkin' Brands Group, Inc.	272,522	9,949,778

Household Durables 2.1%
Skullcandy, Inc. (I)	209,730	1,380,023
SodasStream International, Ltd. (I)	100,000	4,809,000

Internet & Catalog Retail 3.2%
HomeAway, Inc. (I)	386,984	9,276,006

Media 6.9%
Acquity Group, Ltd., ADR (I)	514,000	3,551,740
Cumulus Media, Inc., Class A (I)	162,397	527,790
InternetQ PLC (I)	695,158	2,478,498
MDC Partners, Inc., Class A	892,560	11,362,289
Pandora Media, Inc. (I)	200,000	2,304,000

Textiles, Apparel & Luxury Goods 2.9%
Iconix Brand Group, Inc. (I)	348,000	8,369,400

Consumer Staples 2.9%		8,313,505

Personal Products 2.9%
Prestige Brands Holdings, Inc. (I)	387,576	8,313,505

Energy 9.2%		26,722,133

Energy Equipment & Services 6.6%
Atwood Oceanics, Inc. (I)	163,046	8,603,937
Tidewater, Inc.	214,540	10,548,932

Oil, Gas & Consumable Fuels 2.6%
Energy XXI Bermuda, Ltd.	77,916	2,440,329
Ithaca Energy, Inc. (I)	2,520,000	5,128,935

Financials 24.2%		70,487,394

Capital Markets 0.1%
GSV Capital Corp. (I)	43,574	372,558

Commercial Banks 18.3%
BancorpSouth, Inc.	151,000	2,189,500
Bond Street Holdings LLC, Class A (I)(S)	634,628	12,127,741
Bond Street Holdings, Inc., Class B (I)(S)	15,372	293,759
Capital Bank Financial Corp., Class A (I)	236,804	3,663,358
East West Bancorp, Inc.	195,956	4,595,168
First Commonwealth Financial Corp.	593,993	4,199,531
Regions Financial Corp.	1,078,130	8,387,851
State Bank Financial Corp.	398,361	6,357,842
Synovus Financial Corp.	4,472,400	11,538,792

Diversified Financial Services 3.4%
PICO Holdings, Inc. (I)	469,930	9,882,628

Thrifts & Mortgage Finance 2.4%
Astoria Financial Corp.	399,697	3,893,049
Northeast Community Bancorp, Inc.	538,920	2,985,617

1

Small Cap Intrinsic Value Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Health Care 6.7%		$19,422,210

Health Care Equipment & Supplies 5.7%
Hologic, Inc. (I)	410,866	9,795,045
Teleflex, Inc.	89,140	6,685,500

Health Care Providers & Services 1.0%
Hanger, Inc. (I)	102,390	2,941,665

Industrials 10.0%		29,203,565

Building Products 3.4%
Masonite Worldwide Holdings, Inc. (I)	240,277	9,851,357

Commercial Services & Supplies 4.2%
ACCO Brands Corp. (I)	1,483,844	12,360,421

Professional Services 2.4%
Acacia Research Corp. (I)	214,000	5,463,420
Korn/Ferry International (I)	88,962	1,528,367

Information Technology 11.2%		32,742,027

Internet Software & Services 7.9%
Bankrate, Inc. (I)	564,276	6,980,094
Blucora, Inc. (I)	302,800	4,499,608
CrowdGather, Inc. (I)(V)	3,950,000	355,500
Cupid PLC	1,263,558	3,712,277
KIT Digital, Inc. (I)	942,371	376,948
Snap Interactive, Inc. (I)	2,000,000	1,660,000
Velti PLC (I)	1,500,000	5,580,000

IT Services 3.3%
CoreLogic, Inc. (I)	365,000	9,577,600

Materials 8.0%		23,436,983

Chemicals 3.5%
Chemtura Corp. (I)	352,461	8,360,375
LSB Industries, Inc. (I)	47,762	1,977,347

Metals & Mining 4.5%
IAMGOLD Corp.	831,440	6,859,380
Osisko Mining Corp. (I)	900,674	6,239,881

Utilities 2.6%		7,620,697

Independent Power Producers & Energy Traders 2.6%
NRG Energy, Inc.	317,529	7,620,697

Warrants 0.0%		$45,918

(Cost $0)

CrowdGather, Inc. (Expiration Date: 8-29-16; Strike Price: $1.50) (I)(V)	1,875,000	214
Snap Interactive, Inc. (Expiration Date: 1-19-16, Strike Price: $2.50) (I)	1,000,000	45,704

2

Small Cap Intrinsic Value Fund
As of 1-31-13 (Unaudited)

	Par value	Value
Short-Term Investments 6.8%		$19,888,000

(Cost $19,888,000)

Repurchase Agreement 6.8%		19,888,000

Repurchase Agreement with State Street Corp. dated 01/31/2013 at
0.010% to be repurchased at $19,888,006 on 02/01/2013,
collateralized by $19,600,000 U.S. Treasury Note, 1.500% due
06/30/2016 (valued at $20,286,686, including interest)	19,888,000	19,888,000

Total investments (Cost $280,332,025)† 100.1%		$291,898,207

Other assets and liabilities, net (0.1%)		($434,504)

Total net assets 100.0%		$291,463,703

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to financial statements.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $280,870,686. Net unrealized appreciation aggregated $11,027,521, of which $46,211,367 related to appreciated investment securities and $35,183,846 related to depreciated investment securities.

The fund had the following country
allocation as a percentage of net
assets on 1-31-13:
United States	82.8%
Canada	9.6%
United Kingdom	2.1%
Ireland	1.9%
Israel	1.6%
Hong Kong	1.2%
Bermuda	0.8%

3

Small Cap Intrinsic Value Fund
As of 1-31-13 (Unaudited)

Notes to Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in foreign. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01-31-13	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$54,015,775	$51,530,026	$2,485,749	—
Consumer Staples	8,313,505	8,313,505	—	—
Energy	26,722,133	26,722,133	—	—
Financials	70,487,394	58,065,894	—	$12,421,500
Health Care	19,422,210	19,422,210	—	—
Industrials	29,203,565	29,203,565	—	—
Information Technology	32,742,027	29,029,750	3,712,277	—
Materials	23,436,983	23,436,983	—	—
Utilities	7,620,697	7,620,697	—	—
Warrants	45,918	—	45,918	—
Short-Term Investments	19,888,000	—	19,888,000	—
Total Investments in Securities	$291,898,207	$253,344,763	$26,131,944	$12,421,500

4

Small Cap Intrinsic Value Fund
As of 1-31-13 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is reconciliation of Level 3 assets for which signification unobservable inputs were used to determine fair value.

COMMON STOCK

Balance as of 11-1-12	$12,025,000
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	396,500
Purchases	-
Sales	-
Transfer into Level 3	-
Transfer out of Level 3	-
Balance as of 1-31-13	$12,421,500
Change in unrealized at period end	$396,500

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below:

	Fair Value	Valuation	Unobservable
	at 1-13-13	Technique	Inputs	Input

Common Stocks	$12,421,500	Market Approach	Offered quotes	$19.11

Increases/decreases in offered quotes may result in increases/decreases in security valuation.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended January 31, 2013, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

CrowdGather, Inc.
Bought: none
Sold: none	3,950,000	3,950,000	—	—	$355,500
CrowdGather, Inc. (Warrant)
Bought: none
Sold: none	1,875,000	1,875,000	—	—	214

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

Small Cap Intrinsic Value Fund
As of 1-31-13 (Unaudited)

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

64Q1 1/13
3/13

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

John Hancock
MUTUAL FUNDS

John Hancock Global Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2013

Global Opportunities Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Common Stocks 101.0%		$549,278,812

(Cost $552,804,998)

Brazil 9.4%		51,040,545

BHG SA - Brazil Hospitality Group (I)	1,821,285	18,191,357
CCX Carvao da Colombia SA (I)	269,310	505,797
GP Investments, Ltd., BDR (I)	4,422,993	11,705,212
OGX Petroleo e Gas Participacoes SA (I)	10,023,863	20,638,179

Canada 20.7%		112,360,786

Africa Oil Corp. (I)	3,071,821	24,915,813
Americas Petrogas, Inc. (I)	4,577,658	11,565,769
Avalon Rare Metals, Inc. (I)	3,818,001	4,736,871
Fortune Minerals, Ltd. (I) (V)	8,350,560	5,023,397
Franco-Nevada Corp.	191,695	10,245,900
IAMGOLD Corp.	1,342,765	11,077,811
Ivanhoe Energy, Inc. (I) (V)	21,746,122	18,096,332
Karnalyte Resources, Inc. (I) (V)	2,553,769	21,123,515
San Gold Corp. (I)	8,177,767	5,575,378

Egypt 1.5%		8,121,011

Citadel Capital SAE (I)	13,806,078	8,121,011

France 6.9%		37,415,066

France Telecom SA	504,678	5,729,809
Saft Groupe SA	459,233	12,428,161
Sanofi	29,043	2,831,011
Societe Television Francaise 1	1,359,326	16,426,085

India 8.9%		48,110,276

Colgate-Palmolive India, Ltd.	320,221	8,103,218
Dabur India, Ltd.	1,606,127	4,031,037
Godrej Consumer Products, Ltd.	109,768	1,476,779
ICICI Bank, Ltd., ADR	131,014	6,000,441
ITC, Ltd.	1,574,129	9,096,758
Reliance Capital, Ltd.	1,836,713	16,442,017
Tata Global Beverages, Ltd.	1,049,109	2,960,026

Italy 5.6%		30,460,946

Mediaset SpA	3,071,614	8,073,592
Prysmian SpA	385,894	8,260,267
Salvatore Ferragamo Italia SpA	216,235	5,531,268
UniCredit SpA (I)	1,328,792	8,595,819

Japan 4.0%		21,960,662

Chiyoda Corp.	388,395	4,867,589
Secom Company, Ltd.	342,964	17,093,073

Malaysia 0.1%		615,419

IHH Healthcare Bhd (I)	570,313	615,419

Netherlands 1.7%		9,189,995

Yandex NV, Class A (I)	379,595	9,189,995

Spain 2.0%		10,884,962

Mediaset Espana Comunicacion SA	1,460,105	10,884,962

Switzerland 3.0%		16,494,612

Credit Suisse Group AG, ADR	342,718	10,123,890

1

Global Opportunities Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Switzerland (continued)

Novartis AG	43,302	$2,946,925
Roche Holdings AG	15,507	3,423,797

United Kingdom 4.1%		22,422,092

GlaxoSmithKline PLC	97,832	2,237,401
SABMiller PLC (I)	60,119	3,001,182
Unilever PLC, ADR	422,303	17,183,509

United States 33.1%		180,202,440

Amazon.com, Inc. (I)	31,637	8,399,624
Amgen, Inc.	56,639	4,840,369
Angie's List, Inc. (I)	489,572	6,144,129
Annie's, Inc. (I)	195,691	7,017,479
Bank of America Corp.	727,810	8,238,809
Bottomline Technologies, Inc. (I)	232,276	6,754,586
Brazil Ethanol, Inc. (I) (S)	283,419	2,834
Ceva, Inc. (I)	667,116	10,126,821
Denbury Resources, Inc. (I)	305,838	5,697,762
Eli Lilly & Company	284,223	15,259,933
Express Scripts Holding Company (I)	195,679	10,453,172
Google, Inc., Class A (I)	5,629	4,253,779
Guidewire Software, Inc. (I)	360,125	11,927,340
HomeAway, Inc. (I)	390,338	9,356,402
Intuit, Inc.	90,764	5,661,858
Janus Capital Group, Inc.	787,429	7,323,090
LinkedIn Corp., Class A (I)	226,521	28,041,035
Mead Johnson Nutrition Company	40,226	3,057,176
Red Hat, Inc. (I)	119,531	6,641,142
Warren Resources, Inc. (I) (V)	5,769,873	17,482,715
Watsco, Inc.	46,747	3,522,385

	Par value	Value

Short-Term Investments 1.8%		$9,700,000

(Cost $9,700,000)

Repurchase Agreement 1.8%		9,700,000

Repurchase Agreement with State Street Corp. dated 1-31-13 at
0.010% to be repurchased at $9,700,003 on 2-1-13, collateralized by $9,560,000 United States Treasury Notes, 1.500% due 6-30-16
(valued at $9,894,935, including interest)	$9,700,000	9,700,000

Total investments (Cost $562,504,998)† 102.8%		$558,978,812

Other assets and liabilities, net (2.8%)		($15,387,253)

Total net assets 100.0%		$543,591,559

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

BDR Brazilian Depositary Receipts

ADR American Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

2

Global Opportunities Fund

As of 1-31-13 (Unaudited)

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to the Schedule of Investments.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $596,946,748. Net unrealized depreciation aggregated $37,967,936, of which $55,281,018 related to appreciated investment securities and $93,248,954 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total investments on 1-31-13:

Energy	17.7%
Financials	17.0%
Information Technology	15.9%
Consumer Discretionary	10.5%
Materials	10.3%
Consumer Staples	10.0%
Industrials	8.3%
Health Care	7.6%
Telecommunication Services	1.0%
Short Term Investments	1.7%

3

Global Opportunities Fund
As of 1-31-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01/31/13	Price	Inputs	Inputs
Common Stocks
Brazil	$51,040,545	$51,040,545	—	—
Canada	112,360,786	112,360,786	—	—
Egypt	8,121,011	—	$8,121,011	—
France	37,415,066	—	37,415,066	—
India	48,110,276	6,000,441	42,109,835	—
Italy	30,460,946	—	30,460,946	—
Japan	21,960,662	—	21,960,662	—
Malaysia	615,419	—	615,419	—
Netherlands	9,189,995	9,189,995	—	—
Spain	10,884,962	—	10,884,962	—
Switzerland	16,494,612	10,123,890	6,370,722	—
United Kingdom	22,422,092	17,183,509	5,238,583	—
United States	180,202,440	180,199,606	—	$2,834
Short-Term Investments	9,700,000	—	9,700,000	—
Total Investments in Securities	$558,978,812	$386,098,772	$172,877,206	$2,834
Other Financial Instruments:
Forward Foreign Currency Contracts	($4,083,698)	—	($4,083,698)	—

4

Global Opportunities Fund

As of 1-31-13 (Unaudited)

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended January 31, 2013 the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at January 31, 2013.

		PRINCIPAL
	PRINCIPAL AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPREICATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
BRL	64,416,000	$32,000,000	Morgan Stanley & Company, Inc.	2/4/2013	$347,905
CAD	40,689,425	40,446,745	Bank of Nova Scotia	2/5/2013	345,243
INR	2,159,200,000	40,000,000	Morgan Stanley & Company, Inc.	2/4/2013	594,097
		$112,446,745			$1,287,245

Sells
BRL	66,742,400	$32,000,000	Morgan Stanley & Company, Inc.	2/4/2013	($1,516,157)
BRL	64,614,400	32,000,000	Morgan Stanley & Company, Inc.	3/4/2013	(353,303)
CAD	40,689,425	40,546,499	Bank of Montreal	2/5/2013	(245,489)
CAD	40,689,425	40,375,505	Bank of Nova Scotia	4/24/2013	(347,788)
CHF	8,065,317	8,521,607	Bank of Montreal	2/5/2013	(340,986)
			State Street Bank and Trust
CHF	8,065,317	8,764,744	Company	4/24/2013	(105,833)
INR	2,226,000,000	40,000,000	Morgan Stanley & Company, Inc.	2/4/2013	(1,849,972)
INR	2,172,000,000	40,000,000	Morgan Stanley & Company, Inc.	3/4/2013	(611,415)
		$242,208,355			($5,370,943)

Currency Abbreviation
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
INR	Indian Rupee

5

Global Opportunities Fund
As of 1-31-13 (Unaudited)

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended January 31, 2013, is set forth below

			Ending
		Beginning	share	Realized	Dividend
Affiliate		share amount	amount	gain (loss)	income	Ending value

Fortune Minerals, Ltd.
Bought: None	Sold: None	8,350,560	8,350,560	-	-	$ 5,023,397
Ivanhoe Energy, Inc.
Bought: None	Sold: None	21,746,122	21,746,122	-	-	$18,096,332
Karnalyte Resources, Inc.
Bought: None	Sold: None	2,553,769	2,553,769	-	-	$21,123,515
Warren Resources, Inc.
Bought: None	Sold: 1,364,647	7,134,520	5,769,873	($6,149)	-	$17,482,715

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.

69Q1 1/13
3/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 14, 2013